CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (5,579,000)	$ (3,762,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	35,000	56,000
Full-cost ceiling test write-down	753,000
Stock based compensation	106,000	189,000
Stock issued in lieu of cash bonuses	57,000
Gain on legal settlement	(4,078,000)
Cost of legal settlement	1,308,000
Changes in operating assets and liabilities:
Increase in Accounts receivable - joint interest		(52,000)
Decrease in Prepaid expenses	649,000	582,000
Increase in Deposits and other current assets	(229,000)	(8,000)
Decrease in Accounts payable and accrued expenses	(268,000)	(992,000)
Net cash used in operating activities	(7,246,000)	(3,987,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(42,000)
Investment in unproved oil and gas properties	(818,000)	(20,000)
Net cash used in investing activities	(860,000)	(20,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of stock options	18,000
Net cash provided by financing activities	18,000
DECREASE IN CASH AND CASH EQUIVALENTS	(8,088,000)	(4,007,000)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	10,327,000	18,374,000
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 2,239,000	$ 14,367,000